BALANCE SHEET (Unaudited) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
CURRENT ASSETS
Cash	$ 267,818	$ 115,922	$ 923
Total Current Assets	267,818	115,922	923
TOTAL ASSETS	267,818	115,922	923
Current Liabilities
Accounts payable	40	0
Accrued payroll taxes	16,385
Total Current Liabilities	16,425	0	0
Total Liabilities	16,425	0	0
STOCKHOLDERS EQUITY (DEFICIT)
Common Stock ($.0001 par value) 500,000,000 shares authorized; 51,610,000 issued and outstanding as of September 30, 2013 and 10,000 shares authorized and outstanding September 30, 2012 ($0.001 par value)	5,191	5,161	10
Preferred Stock($.0001 par value) 5,000,000 shares authorized 0 shares issued and outstanding as of September 30, 2013 and September 30, 2012	0	0	0
Additional Paid in capital	485,097	185,127	80
Contributed Capital	492,858	447,858	168,023
Retained Earnings (Deficit) accumulated during the development stage	(731,753)	(522,224)	(167,190)
Total Stockholders' Equity (Deficit)	251,393	115,922	923
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)	$ 267,818	$ 115,922	$ 923